UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Small Cap Value Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2022

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fee return of the LSV Small Cap Value Fund and the Russell 2000 Value Index (the benchmark) for trailing periods ending April 30, 2022, were as follows:

	Trailing	One	Three	Five	Since
	6-Months	Years	Years	Years	Inception
LSV Small Cap Value Fund, Institutional Class Shares*	-4.42%	-2.41%	6.08%	4.16%	9.05%

Benchmark:
Russell 2000 Value Index	-9.51%	-6.59%	8.38%	6.75%	9.07%

Broad Market:
Russell 2000 Index	-18.38%	-16.87%	6.73%	7.24%	9.56%

*Month Ended April 30, 2022.

Institutional Class Shares performance as of 3/31/22: 7.19% (1 year), 5.80% (5 year) and 9.92% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578). Periods longer than 1-year are annualized; inception date 2/28/13.

U.S. equities fell sharply in over the past six month period as news of the Russian invasion of Ukraine coupled with record high inflation data, labor shortages and an increasingly hawkish Federal Reserve stoked fears that a ‘hard landing’ may be unavoidable during this tightening cycle and lead to a recession. The S&P 500 was down 9.65% (in USD). Small cap stocks underperformed large caps over the period as the Russell 1000 was down 11.29% while the Russell 2000 was down 18.38% (both in USD). From a style perspective, there was a change in market leadership over the period as value stocks (as measured by the Russell Indices) outperformed growth amidst the market volatility—the Russell 2000 Value Index was down 9.51% while the Russell 2000 Growth Index was down 26.77% (both in USD). The LSV Small Cap Value Equity Fund, Institutional Class Shares, was down 4.42% for the period. From a sector perspective, Energy, Consumer Staples and Utilities stocks outperformed while the Health Care, Communication Services and Consumer Discretionary sectors lagged.

The portfolio’s deep value bias had a positive impact on relative returns for the period as value stocks broadly outperformed growth amidst the market volatility, rising interest rates and surging energy prices. Performance attribution further indicates that stock selection contributed positively to portfolio relative returns for the period, while sector selection detracted. Stock selection relative gains were primarily the result of the outperformance of deep value names within the Financials, Health Care and Information Technology sectors—holdings within the Regional Banks, Biotechnology and Electronic Manufacturing Services industries performed particularly well. Within Information Technology, not owning expensive names in the Application Software industry also added value. From a sector perspective, relative losses were largely a function of our underweight position in the Energy sector, particularly our underweight to both Exploration & Production and Drilling companies which rallied between 30-60% for the quarter. Top contributors for the period included our overweight positions in First Horizon, National Fuel Gas Company, Preferred Apartment Communities, Sprouts Farmers Market, PDC Energy and HF Sinclair. Not owning AMC Entertainment, Marathon Digital and Invitae Corp also added value. The main individual detractors included not owning Avis Budget Group, Ovintiv, Antero Resources and Chesapeake Energy. Overweight positions in Select Medical Holdings, Qurate Retail, Industrial Logistics Properties, Lazard and Foot Locker also detracted.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

is trading at 8.2x forward earnings compared to 13.6x for the Russell 2000 Value Index, 1.4x book compared to 1.5x for the value benchmark and 6.1x cash flow compared to 10.7x for the value benchmark. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Consumer Discretionary and Financials sectors while underweight Energy and Real Estate stocks.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with higher forecasted growth rates and price-to-book ratios.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2022	(Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

Schedule of Investments
LSV Small Cap Value Fund

	Shares	Value (000)
Common Stock (100.0%)
Aerospace & Defense (1.3%)
Curtiss-Wright	12,000	$1,715
Moog, Cl A	28,900	2,308
Vectrus*	25,900	935

		4,958

Agricultural Products (0.8%)
Ingredion	36,900	3,141

Air Freight & Logistics (0.8%)
Atlas Air Worldwide Holdings*	40,500	2,792
Park-Ohio Holdings	16,500	158

		2,950

Aircraft (0.3%)
Hawaiian Holdings*	36,500	619
SkyWest*	22,200	647

		1,266

Apparel Retail (1.4%)
Foot Locker	43,200	1,266
Genesco*	24,300	1,507
Guess?	60,600	1,362
Shoe Carnival	45,300	1,368

		5,503

Apparel, Accessories & Luxury Goods (0.4%)
G-III Apparel Group*	53,400	1,414

Apparel/Textiles (0.2%)
Capri Holdings*	14,500	692

Asset Management & Custody Banks (3.0%)
Affiliated Managers Group	11,900	1,494
Federated Investors, Cl B	41,400	1,179
FS KKR Capital	84,300	1,766
New Mountain Finance	154,300	2,052
Oaktree Specialty Lending	278,200	1,992
PennantPark Investment	195,900	1,450

LSV Small Cap Value Fund

	Shares	Value (000)
Asset Management & Custody Banks (continued)
Prospect Capital	129,300	$996
Sixth Street Specialty Lending	42,100	940

		11,869

Automotive (2.0%)
American Axle & Manufacturing Holdings*	177,400	1,175
Autoliv	25,000	1,842
Dana	111,400	1,650
Goodyear Tire & Rubber*	74,800	996
Modine Manufacturing*	101,800	804
Winnebago Industries	28,000	1,489

		7,956

Automotive Retail (1.4%)
Camping World Holdings, Cl A	17,900	460
Group 1 Automotive	11,300	1,968
Penske Automotive Group	16,200	1,698
Sonic Automotive, Cl A	36,200	1,540

		5,666

Banks (13.5%)
Associated Banc-Corp	170,700	3,405
Bank of NT Butterfield & Son	35,000	1,121
Camden National	36,762	1,645
Cathay General Bancorp	52,700	2,113
Citizens Financial Group	49,331	1,944
Federal Agricultural Mortgage, Cl C	16,300	1,670
Financial Institutions	43,990	1,225
First Busey	53,300	1,198
First Commonwealth Financial	96,600	1,302
First Horizon National	148,300	3,319
First Interstate BancSystem, Cl A	2,378	77
Flagstar Bancorp	40,000	1,412
Flushing Financial	77,000	1,655
FNB	157,400	1,813
Fulton Financial	109,800	1,666
Great Southern Bancorp	22,200	1,260
Hancock Whitney	51,600	2,413
Hanmi Financial	72,400	1,676
Hilltop Holdings	64,300	1,639
HomeStreet	45,150	1,833
Hope Bancorp	181,300	2,593
Horizon Bancorp	65,642	1,147
Lakeland Bancorp	84,100	1,264
OFG Bancorp	111,700	2,969
Old National Bancorp	175,400	2,659
Peoples Bancorp	48,605	1,333
Popular	34,000	2,652
Synovus Financial	58,600	2,434

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2022	(Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Banks (continued)
Zions Bancorp	28,000	$1,582

		53,019

Biotechnology (3.5%)
Catalyst Pharmaceuticals*	191,400	1,459
Emergent BioSolutions*	34,400	1,114
Exelixis*	108,419	2,422
Ironwood Pharmaceuticals, Cl A*	339,300	4,072
United Therapeutics*	21,300	3,782
Vanda Pharmaceuticals*	94,500	937

		13,786

Broadcasting (1.4%)
Entercom Communications, Cl A*	354,200	900
Gray Television	84,900	1,572
Nexstar Media Group, Cl A	19,200	3,042

		5,514

Building & Construction (2.8%)
American Woodmark*	13,500	633
Apogee Enterprises	35,900	1,580
Builders FirstSource*	14,100	868
KB Home	30,100	976
MDC Holdings	31,700	1,170
Meritage Homes*	12,600	1,040
Toll Brothers	52,300	2,425
TRI Pointe Homes*	115,600	2,389

		11,081

Building Products (0.3%)
Quanex Building Products	58,460	1,124

Cable & Satellite (0.3%)
Altice USA, Cl A*	107,800	1,000

Chemicals (1.4%)
AdvanSix	58,200	2,592
Chemours	58,900	1,948
Ingevity*	18,200	1,090

		5,630

Commercial Printing (0.8%)
Deluxe	33,000	894
Ennis	60,900	1,050
Quad*	152,000	1,031

		2,975

Commercial Services (0.5%)
CSG Systems International	29,500	1,813

Commodity Chemicals (1.1%)
Cabot	23,500	1,547
Koppers Holdings	40,100	973

LSV Small Cap Value Fund

	Shares	Value (000)
Commodity Chemicals (continued)
Tredegar	49,900	$571
Trinseo	24,500	1,163

		4,254

Construction & Engineering (1.3%)
EMCOR Group	17,200	1,831
Primoris Services	73,200	1,697
Sterling Construction*	67,100	1,536

		5,064

Consumer Finance (0.0%)
Aaron’s Holdings*	4,882	129

Consumer Products (0.5%)
Johnson Outdoors, Cl A	13,475	1,030
Sturm Ruger	16,020	1,092

		2,122

Diversified REIT’s (1.6%)
American Assets Trust	42,400	1,552
CTO Realty Growth	33,950	2,165
Gladstone Commercial	62,100	1,306
Global Net Lease	94,300	1,323

		6,346

Electrical Components & Equipment (1.3%)
Atkore International Group*	36,600	3,517
Energizer Holdings	49,500	1,500

		5,017

Financial Services (2.4%)
Arbor Realty Trust	116,631	1,994
Lazard, Cl A(A)	61,700	2,022
National Health Investors	37,200	1,917
Navient	124,700	1,982
Regional Management	38,100	1,640

		9,555

Food Distributors (0.9%)
SpartanNash	57,800	1,981
United Natural Foods*	38,400	1,649

		3,630

Food Retail (0.9%)
Sprouts Farmers Market*	119,900	3,573

Food, Beverage & Tobacco (0.5%)
Universal	34,100	1,973

Forest Products (0.8%)
Louisiana-Pacific	50,600	3,265

Gas/Natural Gas (1.7%)
National Fuel Gas	67,200	4,713

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2022	(Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Gas/Natural Gas (continued)
UGI	57,500	$1,972

		6,685

General Merchandise Stores (0.2%)
Big Lots	31,900	986

Health Care Facilities (0.9%)
Select Medical Holdings	149,500	3,380

Health Care REIT’s (0.9%)
Industrial Logistics Properties Trust	85,200	1,377
Sabra Health Care	175,900	2,054

		3,431

Health Care Technology (0.1%)
Computer Programs and Systems*	17,900	571

Homefurnishing Retail (0.5%)
Aaron’s	29,600	608
Haverty Furniture	49,300	1,224

		1,832

Hotel & Resort REIT’s (0.4%)
Apple Hospitality	54,047	956
Service Properties Trust	65,100	529

		1,485

Household Products, Furniture & Fixtures (0.4%)
Ethan Allen Interiors	68,900	1,636

Human Resource & Employment Services (0.6%)
Kelly Services, Cl A	64,600	1,246
Kforce	14,900	1,044

		2,290

Industrial Machinery (1.0%)
Hillenbrand	66,200	2,702
Mueller Industries	19,521	1,057

		3,759

Industrial REITs (0.3%)
Plymouth Industrial	51,000	1,230

Insurance (4.5%)
American Equity Investment Life Holding	58,200	2,195
American Financial Group	14,700	2,036
Axis Capital Holdings	53,400	3,062
CNO Financial Group	188,200	4,543
Hanover Insurance Group	15,400	2,261
MGIC Investment	154,700	2,020

LSV Small Cap Value Fund

	Shares	Value (000)
Insurance (continued)
Universal Insurance
Holdings	113,500	$1,426

		17,543

Interactive Media & Services (0.2%)
Cars.com*	68,100	757

Internet & Direct Marketing Retail (0.2%)
Qurate Retail	143,500	604

Investment Banking & Brokerage (0.5%)
B Riley Financial	19,300	872
Cowen, Cl A	48,600	1,110

		1,982

Leasing & Renting (1.7%)
Textainer Group Holdings	87,400	2,931
Triton International	58,600	3,580

		6,511

Leisure Products (0.3%)
Smith & Wesson Brands	84,200	1,156

Machinery (2.0%)
AGCO	23,200	2,955
Crane	22,100	2,127
Oshkosh	9,800	906
Timken	21,600	1,245
Wabash National	39,900	571

		7,804

Media & Entertainment (1.1%)
AMC Networks, Cl A*	49,300	1,609
TEGNA	125,800	2,774

		4,383

Metal & Glass Containers (1.8%)
Greif, Cl A	49,900	3,028
O-I Glass, Cl I*	130,300	1,757
Silgan Holdings	55,000	2,440

		7,225

Mortgage REIT’s (2.1%)
Apollo Commercial Real Estate Finance	54,000	650
MFA Financial	84,325	1,202
New Residential Investment	216,400	2,250
New York Mortgage Trust	260,600	839
PennyMac Mortgage Investment Trust	86,300	1,324
Redwood Trust	178,500	1,731
Western Asset Mortgage Capital	141,700	203

		8,199

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2022	(Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Motorcycle Manufacturers (0.5%)
Harley-Davidson	52,100	$1,899

Multi-Utilities (0.5%)
MDU Resources Group	73,400	1,891

Office Equipment (0.4%)
ACCO Brands	190,900	1,399

Office REITs (1.4%)
Brandywine Realty Trust	129,200	1,508
City Office	130,200	1,932
Franklin Street Properties	190,100	981
Office Properties Income Trust	58,300	1,260

		5,681

Oil & Gas Equipment & Services (0.1%)
Bristow Group*	10,600	316

Oil & Gas Exploration & Production (2.1%)
Civitas Resources	26,700	1,565
Matador Resources	43,000	2,100
PDC Energy	65,000	4,533

		8,198

Oil & Gas Refining & Marketing (1.3%)
HF Sinclair	139,100	5,289

Oil & Gas Storage & Transportation (0.2%)
SFL	68,487	679

Personal Products (0.8%)
Edgewell Personal Care	36,900	1,407
Nu Skin Enterprises, Cl A	38,500	1,642

		3,049

Petroleum & Fuel Products (1.6%)
Murphy Oil	54,400	2,072
W&T Offshore*	586,000	2,789
World Fuel Services	51,331	1,243

		6,104

Pharmaceuticals (2.1%)
Amneal Pharmaceuticals*	272,500	1,052
Endo International*	266,600	533
Innoviva*	193,000	3,293
Lannett*	55,200	35
Prestige Consumer Healthcare*	63,900	3,493

		8,406

Property & Casualty Insurance (0.4%)
First American Financial	27,600	1,609

LSV Small Cap Value Fund

	Shares	Value (000)
Regional Banks (1.0%)
Dime Community Bancshares	54,500	$1,713
First BanCorp	139,442	1,898
Simmons First National, Cl A	12,100	289

		3,900

Retail (1.7%)
Dick’s Sporting Goods	19,000	1,832
Ingles Markets, Cl A	32,800	3,054
Sally Beauty Holdings*	111,500	1,686

		6,572

Retail REIT’s (1.6%)
Cedar Realty Trust	72,500	2,058
Necessity Retail REIT	123,700	924
Tanger Factory Outlet Centers	122,200	1,971
Urstadt Biddle Properties, Cl A	71,600	1,242

		6,195

Rubber & Plastic (0.2%)
Tupperware Brands*	45,400	798

Semi-Conductors/Instruments (5.5%)
Amkor Technology	193,900	3,647
Benchmark Electronics	43,274	1,028
Cirrus Logic*	18,100	1,372
Diodes*	10,000	730
Jabil	31,500	1,818
Kulicke & Soffa Industries	41,900	1,945
Methode Electronics	52,100	2,324
Sanmina*	57,600	2,355
TTM Technologies*	182,500	2,546
Vishay Intertechnology	98,800	1,841
Vishay Precision Group*	67,180	2,097

		21,703

Soft Drinks (0.4%)
Coca-Cola Consolidated	3,200	1,413

Specialized Consumer Services (0.5%)
H&R Block	74,700	1,947

Specialized REIT’s (1.3%)
CoreCivic*	106,600	1,325
CorEnergy Infrastructure Trust	80,400	200
Hersha Hospitality Trust, Cl A*	97,200	951
Uniti Group	227,000	2,812

		5,288

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2022	(Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Specialty Stores (0.5%)
Office Depot*	48,100	$2,070

Steel & Steel Works (0.7%)
Commercial Metals	31,500	1,292
Warrior Met Coal	43,600	1,485

		2,777

Systems Software (0.7%)
Progress Software	39,000	1,871
Xperi Holding	66,500	1,038

		2,909

Technology Distributors (1.3%)
Avnet	55,900	2,441
ScanSource*	48,700	1,667
SYNNEX	10,400	1,041

		5,149

Telephones & Telecommunications (0.4%)
Ciena*	16,800	927
NETGEAR*	31,900	692

		1,619

Thrifts & Mortgage Finance (1.3%)
Mr Cooper Group*	36,600	1,646
Premier Financial	36,500	969
Radian Group	113,000	2,417

		5,032

Trading Companies & Distributors (1.2%)
Rush Enterprises, Cl A	39,300	1,999
WESCO International*	22,000	2,712

		4,711

Trucking (1.5%)
ArcBest	23,100	1,667
Ryder System	32,100	2,244

LSV Small Cap Value Fund

	Shares	Value (000)

Trucking (continued)
Werner Enterprises	53,700	$2,129

		6,040

TOTAL COMMON STOCK (Cost $374,083)		392,377

	Face Amount (000)
Repurchase Agreement (0.0%)
South Street Securities 0.140%, dated 4/29/22, to be repurchased on 05/02/22, repurchase price $119 (collateralized by various U.S. Treasury obligations, ranging in par value $51 - $67, 0.125% - 0.750%, 04/15/26 – 08/31/26; total market value $122)	$119	119

TOTAL REPURCHASE AGREEMENT (Cost $119)		119

Total Investments – 100.0% (Cost $374,202)		$392,496

Percentages are based on Net Assets of $392,413(000).

*	Non-income producing security.

(A)	Security is a Master Limited Partnership. At April 30, 2022 such securities amounted to $2,022(000), or 0.5% of the Net Assets of the Fund.

Cl — Class

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$392,377	$—	$—	$392,377
Repurchase Agreement	—	119	—	119

Total Investments in Securities	$392,377	$119	$—	$392,496

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2022	(Unaudited)

LSV Small Cap Value Fund
Assets:
Investments at Value (Cost $374,202)	$392,496
Receivable for Capital Shares Sold	610
Dividends and Interest Receivable	246
Prepaid Expenses	46
Total Assets	393,398
Liabilities:
Payable for Fund Shares Redeemed	656
Payable due to Investment Adviser	236
Payable due to Administrator	18
Payable due to Distributor	8
Payable due to Trustees	4
Payable due to Chief Compliance Officer	1
Other Accrued Expenses	62
Total Liabilities	985
Net Assets	$392,413

Net Assets Consist of:
Paid-in Capital	$384,664
Total Distributable Gain	7,749
Net Assets	$392,413

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($355,660 ÷ 22,332,054 shares)(1)	$15.93

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($36,753 ÷ 2,314,472 shares)(1)	$15.88

(1)	Shares have not been rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2022	(Unaudited)

LSV Small Cap Value Fund
Investment Income:
Dividend Income	$4,704
Interest Income	1
Foreign Taxes Withheld	(6)
Total Investment Income	4,699
Expenses:
Investment Advisory Fees	1,375
Administration Fees	108
Distribution Fees - Investor Class	61
Trustees’ Fees	9
Chief Compliance Officer Fees	2
Transfer Agent Fees	36
Registration and Filing Fees	26
Professional Fees	22
Printing Fees	15
Custodian Fees	13
Insurance and Other Fees	14
Total Expenses	1,681
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	1,681
Net Investment Income	3,018
Net Realized Gain on Investments	19,898
Net Change in Unrealized Appreciation (Depreciation) on Investments	(41,716)
Net Realized and Unrealized Loss on Investments	(21,818)
Net Decrease in Net Assets Resulting from Operations	$(18,800)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2022 (Unaudited) and for the year ended October 31, 2021

	LSV Small Cap Value Fund
	11/1/2021 to 04/30/2022	11/1/2020 to 10/31/2021
Operations:
Net Investment Income	$3,018	$5,100
Net Realized Gain on Investments	19,898	17,995
Net Change in Unrealized Appreciation (Depreciation) on Investments	(41,716)	132,228
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,800)	155,323
Distributions
Institutional Class Shares	(4,785)	(4,692)
Investor Class Shares	(428)	(864)
Total Distributions	(5,213)	(5,556)
Capital Share Transactions:
Institutional Class Shares:
Issued	88,878	71,543
Reinvestment of Dividends and Distributions	4,709	4,466
Redeemed	(39,700)	(81,300)
Net Increase (Decrease) from Institutional Class Shares Transactions	53,887	(5,291)
Investor Class Shares:
Issued	39,644	133,548
Reinvestment of Dividends and Distributions	428	864
Redeemed	(78,745)	(111,922)
Net Increase (Decrease) from Investor Class Shares Transactions	(38,673)	22,490
Net Increase in Net Assets Derived from Capital Share Transactions	15,214	17,199
Total Increase (Decrease) in Net Assets	(8,799)	166,966
Net Assets:
Beginning of Period	401,212	234,246
End of Year/Period	$392,413	$401,212

Shares Transactions:
Institutional Class:
Issued	5,224	4,749
Reinvestment of Dividends and Distributions	271	342
Redeemed	(2,343)	(5,211)
Total Institutional Class Share Transactions	3,152	(120)
Investor Class:
Issued	2,333	8,527
Reinvestment of Dividends and Distributions	25	66
Redeemed	(4,614)	(7,096)
Total Investor Class Share Transactions	(2,256)	1,497
Net Increase in Shares Outstanding	896	1,377

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period

For the six months ended April 30, 2022 (Unaudited) and for the years ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Small Cap Value Fund
Institutional Class Shares
2022*	$16.91	$0.13	$(0.87)	$(0.74)	$(0.25)	$–	$(0.25)	$15.93	(4.42)%	$355,660	0.83%	0.83%	1.55%	20%

2021	10.48	0.22	6.45	6.67	(0.24)	–	(0.24)	16.91	64.32	324,351	0.83	0.83	1.39	24

2020	13.57	0.20	(3.00)	(2.80)	(0.29)	–	(0.29)	10.48	(21.19)	202,199	0.83	0.83	1.73	23

2019	14.36	0.28	(0.23)	0.05	(0.16)	(0.68)	(0.84)	13.57	1.20	387,498	0.81	0.81	2.08	31

2018	15.95	0.22	(1.07)	(0.85)	(0.18)	(0.56)	(0.74)	14.36	(5.69)	366,379	0.81	0.81	1.39	31

2017	13.30	0.17	2.84	3.01	(0.18)	(0.18)	(0.36)	15.95	22.71	331,510	0.83	0.83	1.09	23

Investor Class Shares
2022*	$16.82	$0.12	$(0.88)	$(0.76)	$(0.18)	$–	$(0.18)	$15.88	(4.61)%	$36,753	1.07%	1.07%	1.40%	20%

2021	10.43	0.18	6.43	6.61	(0.22)	–	(0.22)	16.82	64.03	76,861	1.08	1.08	1.12	24

2020	13.51	0.16	(2.99)	(2.83)	(0.25)	–	(0.25)	10.43	(21.40)	32,047	1.09	1.09	1.49	23

2019	14.28	0.24	(0.22)	0.02	(0.11)	(0.68)	(0.79)	13.51	0.90	24,103	1.06	1.06	1.80	31

2018	15.87	0.17	(1.05)	(0.88)	(0.15)	(0.56)	(0.71)	14.28	(5.89)	25,981	1.06	1.06	1.08	31

2017	13.26	0.12	2.84	2.96	(0.17)	(0.18)	(0.35)	15.87	22.38	18,247	1.08	1.08	0.78	23

*	For the six-month period ended April 30, 2022. All ratios for the period have been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnovers is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2022	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the LSV Small Cap Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund commenced operations on February 28, 2013. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. At April 30, 2022, there were no securities valued in accordance with Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices unadjusted in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose

Notes to Financial Statements

April 30, 2022	(Unaudited)

fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2022, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2022, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements —In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2022, the open repurchase agreements by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received*	Cash Collateral Received	Net Amount
South Street Securities	$119	$119	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating

Notes to Financial Statements

April 30, 2022	(Unaudited)

expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets.

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2022, the Fund incurred $107,768 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005.

The Distributor receives no fees for its distribution services under this agreement. The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is

0.25% annually of the average daily net assets. For the period ended April 30, 2022, the Fund incurred $61,227 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the period ended April 30, 2022 the Fund earned $45 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.70% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.85% and 1.10% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2023.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2022, were as follows (000):

Purchases
Other	$95,841
Sales
Other	$76,707

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs and partnership adjustment. There are no permanent differences that are credited or charged to

Notes to Financial Statements

April 30, 2022	(Unaudited)

Paid-in Capital and Distributable Earnings as of October 31, 2021.

The tax character of dividends and distributions paid during the years ended October 31, 2021 and 2020 was as follows (000):

	Ordinary Income	Total
2021	$5,556	$5,556
2020	8,783	8,783

As of October 31, 2021, the components of distributable loss on a tax basis were as follows (000):

Undistributed Ordinary Income	$5,214
Capital Loss Carryforward	(32,924)
Other Temporary Differences	(1)
Unrealized Appreciation	59,473

Total Distributable Earnings	$31,762

Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As of October 31, 2021, the Fund has short-term and long-term capital loss carryforwards of $7,098 (000) and $25,826 (000), respectively. During the year ended October 31, 2021, $17,721 (000) of capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2022, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 374,202	$59,836	$(41,542)	$18,294

8.	Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Small-Capitalization Risk — Small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited operating histories, product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Style Risk — Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9.	Other:

At April 30, 2022, 69% of total shares outstanding for the Institutional Class Shares were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2022, 95% of total shares outstanding for the Investor Class Shares were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however,

Notes to Financial Statements

April 30, 2022	(Unaudited)

based on experience, the risk of loss from such claims is considered remote.

10.	Subsequent Events

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

          Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.

The table below illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratios	Expenses Paid During Period*
LSV Small Cap Value Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$955.70	0.83%	$4.03
Investor Class Shares	1,000.00	953.90	1.07	5.18

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.68	0.83%	$4.16
Investor Class Shares	1,000.00	1,019.49	1.07	5.36

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

          Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 23, 2022 to decide whether to renew the Agreement for an additional one-year term (the “February Meeting”). The February Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the February Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the February Meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the February Meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the February Meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the February Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

          Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Small Cap Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-SA-006-1000

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or §240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger, Treasurer, Controller, and CFO

Date: July 8, 2022